Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Total cost	¥ 836,448			¥ 833,616
Less: accumulated depreciation	(556,070)			(567,496)
Property and equipment, net	280,378		$ 38,832	266,120
Depreciation expenses	16,860	¥ 21,598
Leasehold improvements
Property and equipment, net
Total cost	443,089			412,409
Equipment, fixture and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 393,359			¥ 421,207